Investments in Associates and Joint Ventures - Carrying Value of PLDT's Investments in VTI,Bow Arken and Brightshare (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Investments in Associates and Joint Ventures [Line Items]
MIH Equity	₱ 52,764	₱ 50,308
VTI, Bow Arken and Brightshare [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
MIH Equity	₱ 71,209	₱ 71,061
Percentage of investment in associates	50.00%	50.00%
Share in net assets of MIH	₱ 35,605	₱ 35,530
Share in adjustment based on liability and ETPI net cash balance	442	442
Reimbursements	(248)	(239)
Share in SMC's advances in VTI, Bow Arken and Brightshare	(840)	(840)
Minority interest's share in net losses	(1,127)	(1,055)
Others	(157)	(189)
Carrying amount of interest in VTI, Bow Arken and Brightshare	₱ 33,675	₱ 33,649